Retirement Plans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Plans [Member]
Net pension (income)/postretirement expense
Service cost	$ 2,735	$ 2,749	$ 2,824
Interest cost	11,935	12,246	12,654
Expected return on plan assets	(21,506)	(23,665)	(23,777)
Amortization of unrecognized:
Prior service cost	605	611	816
Loss/(gain)	6,062	4,164	3,686
Additional cost due to early retirement	282	670	234
Net expense/(income)	113	(3,225)	(3,563)
Weighted-average actuarial assumptions
Discount rate	4.06%	4.91%	5.51%
Rate of compensation increase	3.00%	3.00%	4.18%
Pension expense/(income) assumptions:
Discount rate	4.91%	5.51%	5.80%
Expected return on plan assets	8.00%	8.50%	8.50%
Rate of compensation increase	3.00%	4.18%	4.18%
Foreign Pension Plans [Member]
Net pension (income)/postretirement expense
Service cost	125	141	159
Interest cost	571	598	623
Expected return on plan assets	(445)	(573)	(560)
Amortization of unrecognized:
Prior service cost
Loss/(gain)	296	275	293
Additional cost due to early retirement
Net expense/(income)	547	441	515
Weighted-average actuarial assumptions
Discount rate	3.46%	3.93%	4.31%
Rate of compensation increase	0.69%	0.77%	0.75%
Pension expense/(income) assumptions:
Discount rate	3.86%	4.38%	4.53%
Expected return on plan assets	3.00%	3.60%	5.22%
Rate of compensation increase	0.72%	0.72%	0.75%
Other Postretirement Benefit Plan [Member]
Net pension (income)/postretirement expense
Service cost	9	15	14
Interest cost	255	287	300
Amortization of unrecognized:
Loss/(gain)	(40)	(5)
Net expense/(income)	$ 224	$ 297	$ 314
Weighted-average actuarial assumptions
Discount rate	4.06%	4.91%	5.51%
Rate of compensation increase
Pension expense/(income) assumptions:
Discount rate	4.91%	5.51%	5.80%
Rate of compensation increase